Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Plan only includes general information. Please refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan established for the purpose of encouraging and assisting employees in following a systematic savings program in various types of investments, including stock of the Company. Full-time and part-time employees of the Company and certain of its domestic subsidiaries are eligible for participation in the Plan on the first enrollment date coincident with or next following their date of hire. Temporary employees are eligible for participation in the Plan after the completion of 1,000 hours of service as defined by the Plan. Becton, Dickinson and Company is the sponsor of the Plan.
The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is designed to meet ERISA’s reporting and disclosure and fiduciary responsibility requirements, as well as the minimum standards for participation and vesting. The Plan is not, however, subject to ERISA’s minimum funding standards, nor are benefits under the Plan eligible for the termination insurance provided by the Pension Benefit Guaranty Corporation.
Master Trust
As of December 31, 2025 and 2024, the Plan, as well as the BD Savings Plan for Puerto Rico Employees participated in the Master Trust.
The Administrative Committee consists of certain employees of the Company and administers the Plan. Fidelity Management Trust Company is the trustee of the Master Trust (the Trustee) and Fidelity Workplace Services, LLC is the Plan’s record-keeper.
Contributions
Eligible employees who are members of the Plan can authorize a payroll deduction for a contribution to the Plan in an amount per payroll period equal to any selected whole percentage of eligible compensation from 1% to 60%. Employees who do not make an election not to participate are automatically enrolled at a deferral rate of 6% of eligible compensation. For purposes of the Plan, eligible compensation includes base pay, overtime compensation, commissions and regular bonuses paid.
For 2025 and 2024, pre-tax and Roth contributions are subject to annual Internal Revenue Code (Code) limitations of $23,500 and $23,000, respectively, plus a catch-up contribution of $7,500 for participants age 50 and older in both 2025 and 2024, with the exception of a higher catch-up contribution for participants ages 60 to 63 during plan year 2025. In 2025, the higher catch-up contribution amount is $11,250. Individual employee contributions of up to 6% of eligible compensation are eligible for a matching Company contribution. The Board of Directors of the Company may, within prescribed limits, establish, from time to time, the rate of Company contributions. The Plan authorizes the Company to make bi-weekly contributions to the Plan in an amount equal to 75% of eligible employee contributions during said period less any forfeitures. Employees can make pre-tax contributions, after-tax contributions, or Roth contributions. Employee contributions in pre-tax dollars result in savings going into the Plan before most federal, state or local taxes are withheld. Taxes are deferred until the employee withdraws the 401(k) contributions from the Plan.
Prior to October 1, 2024, the Plan allowed for an additional non-elective contribution for employees hired or rehired on or after January 1, 2018 by BD and employees hired by C. R. Bard, Inc. (a subsidiary of Becton, Dickinson and Company) on or after January 1, 2011, or rehired on or after January 1, 2012. Beginning October 1, 2024, all employees were eligible for the additional non-elective contribution. The non-elective contribution under the Plan consists of a lump sum payment made to participants’ accounts following the end of each plan year and is calculated as a percentage of eligible compensation earned in the plan year, subject to annual limitations under the Code.
The Plan Sponsor announced that effective January 1, 2027, that the non-elective contribution will be discontinued and the Company will make bi-weekly contributions to the Plan in an amount equal to 100% of eligible employee contributions during said period less any forfeitures.

Participating employees are not liable for federal income taxes on amounts earned in the Plan or on amounts contributed by the Company until such time that their participating interest is distributed to them. In general, a participating employee is subject to tax on the amount by which the distribution paid to the employee exceeds the amount of after-tax dollars the employee has contributed to the Plan.
Participant Accounts
Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contribution and (b) Plan earnings, and charged with an allocation of administrative expenses, when applicable. Allocations are based on participant earnings or account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investment Options
A participant may direct his or her contributions to the following investment options, in increments of at least 1%, within the Plan:
•Stable Value Investment Option, Synthetic GICs (see note 5),
•Life Paycheck Index Retirement Funds Option,
•U.S. Large Cap Stock Investment Option,
•U.S. Mid Cap Stock Investment Option,
•Non-U.S. Markets Stock Investment Option,
•U.S. Small Mid Cap Stock Investment Option,
•U.S. Capital Appreciation Investment Option,
•Mutual Fund Investment Option, and
•Company Common Stock Fund Investment Option.
Any portion of the Plan’s assets, pending permanent investment or distribution, may be held on a short-term basis in cash or cash equivalents. The Vanguard Federal Money-Market account is a holding account and represents funds received awaiting allocation to an investment fund.
Loan Provisions
The Plan also has loan provisions whereby employees are allowed to take loans on their vested account balances. Loans originating during a year bear a fixed rate of interest which is set quarterly. Total loans to a participant cannot exceed the lesser of 50% of the participant’s vested balance or $50,000. Loans for any general purpose can have a term of up to 5 years. Loans for the purchase of a home can be up to 20 years. Employees are required to make installment payments at each payroll date. In case of termination, if the participant’s account balance is less than $1,000 the outstanding balance of a loan becomes due and payable upon the termination. If the participant elects not to repay the outstanding balance, the loan is canceled and deemed a distribution under the Plan. If the participant’s account balance is $1,000 or greater at the time of termination, the participant may elect to repay the outstanding loan balance or to continue to make monthly loan repayments on any outstanding loan balance. If the participant elects not to make monthly loan repayments and elects not to repay the outstanding balance, the loan is canceled and deemed a distribution under the Plan.
Vesting
The Plan provides for vesting in employer contributions (matching and non-elective contributions) based on years of service as follows:

Full Years of Service	Percentage
Less than 2 years	—%
2 years but less than 3 years	50
3 years but less than 4 years	75
4 years or more	100
Participants become fully vested on the date of termination of employment by reasons of death, retirement or disability, or attainment of age 65. Participants may be partially vested under certain conditions in the event of termination of employment or participation in the Plan for any other reason. Non-vested Company contributions forfeited by participants are applied to reduce future Company contributions. Participants’ contributions are always 100% vested. Unallocated forfeitures balances as of December 31, 2025 and December 31, 2024, were $6,684,858 and $1,283,020, respectively. For the year ended December 31, 2025, forfeitures used to reduce Company matching contributions were $3,501,256.
Payment of Benefits
Upon separation from service with the Company due to retirement, a participant whose vested account balance exceeds $1,000 may elect to receive either a lump-sum payment or may elect to receive the balance in their account over a period of 2 to 15 years in monthly, quarterly, or annual installments. They may also elect to leave their balance in the Plan until April 1 of the calendar year following the year in which they turn 73 years of age.
Upon separation from service with the Company due to termination, a participant whose vested account balance exceeds $1,000 may elect to receive a lump-sum payment. They may also elect to leave their balance in the Plan until April 1 of the calendar year following the year in which they turn 73 years of age.
If upon termination or retirement, a participant’s vested account balance is $1,000 or less, they will automatically receive a cash lump-sum distribution equal to their vested account balance as soon as administratively possible after the participant’s termination or retirement.
If the participant dies, the participant’s beneficiary will receive a lump sum distribution of their balance. If the beneficiary is the participant’s spouse, he/she may elect to defer payment to a later date.
If the participant becomes disabled and qualifies for Social Security benefits, they may elect to receive a lump sum distribution of their account; otherwise, the account will remain active until the earlier of the date they turn age 65 or their death.
In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (IRS) and require a participant to exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.
Upon attainment of age 55, up to and including December 31 of the calendar year in which the participant attains age 71, participants can make non-hardship withdrawals (up to one third of the vested balance in the BlackRock LifePath Paycheck (LPP) funds) to directly purchase an annuity contract (with approved insurers) whereby payments from the annuity contract will begin after one month of its purchase.
Plan Termination
Although it has not expressed any intention to do so, the Board of Directors of the Company reserves the right to terminate, modify, alter or amend the Plan at any time and at its own discretion, subject to ERISA, provided that no such termination, modification, alteration or amendment shall permit any of the funds established pursuant to the Plan to be used for any purpose other than the exclusive benefit of the participating employees. The right to modify, alter or amend includes the right to change the percentage of the Company’s contributions. In the event of Plan termination, participants will become 100% vested in their accounts.